                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2503
                                   ------------


                   RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     8/31
                         --------------

Date of reporting period:    5/31
                         --------------

                               PORTFOLIO HOLDINGS

                                       FOR

                        RIVERSOURCE DIVERSIFIED BOND FUND

                                 AT MAY 31, 2006

INVESTMENTS IN SECURITIES

RiverSource Diversified Bond Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

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BONDS (104.3%)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
SOVEREIGN (1.3%)
Bundesrepublik Deutschland
   (European Monetary Unit)
     01-04-07          6.00%      25,565,000(c)      $   33,289,790
United Mexican States
     09-27-34          6.75        5,310,000(c,g)         5,132,115
                                                     --------------
Total                                                    38,421,905
-------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (24.5%)
Federal Farm Credit Bank
     10-10-08          4.25       13,285,000             12,984,533
Federal Home Loan Bank
     01-18-08          4.63       51,320,000             50,797,049
     02-08-08          4.63       28,200,000             27,879,986
Federal Home Loan Mtge Corp
     08-17-07          4.00       11,155,000             10,980,469
     06-15-08          3.88       55,285,000             53,779,037
     10-15-08          5.13       35,835,000             35,667,041
     12-19-08          4.63       13,000,000             12,791,220
     03-15-09          5.75        9,385,000              9,484,021
     07-15-09          4.25       10,000,000              9,691,900
     07-12-10          4.13       65,922,000             62,937,777
Federal Natl Mtge Assn
     01-15-08          4.63       15,565,000             15,377,797
     08-15-08          3.25       86,170,000             82,513,807
     10-15-08          4.50       19,250,000             18,910,873
Overseas Private Investment
   U.S. Govt Guaranty Series 1996A
     09-15-08          6.99        2,777,778              2,843,111
U.S. Treasury
     02-15-08          3.38          330,000                321,080
     05-15-09          4.88       11,545,000             11,496,292
     04-30-11          4.88       10,455,000             10,381,501
     05-31-11          4.88        6,400,000(e)           6,356,000
     05-15-16          5.13       38,475,000             38,505,049
     08-15-23          6.25       93,994,000(j)         103,268,576
     02-15-26          6.00      115,246,000            124,249,593
                                                     --------------
Total                                                   701,216,712
-------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
ASSET-BACKED (2.6%)
Aesop Funding II LLC
   Series 2004-2A Cl A1 (FGIC)
     04-20-08          2.76%     $ 2,825,000(d,n)    $    2,773,938
AmeriCredit Automobile Receivables Trust
   Series 2005-DA Cl A3
     12-06-10          4.87        3,000,000              2,969,532
ARG Funding
   Series 2005-1A Cl A3 (MBIA)
     04-20-11          4.29        8,550,000(d,n)         8,176,606
Capital Auto Receivables Asset Trust
   Series 2004-1
     09-15-10          2.84        4,200,000              4,065,571
Capital One Auto Finance Trust
   Series 2005-BSS Cl A3
     11-15-09          4.08        6,300,000              6,179,292
Carmax Auto Owner Trust
   Series 2005-1 Cl A4
     03-15-10          4.35        3,300,000              3,228,796
College Loan Corporation Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-1
     07-25-08          5.62       14,700,000(l)           3,088,274
Countrywide Asset-Backed Ctfs
   Series 2005-10 Cl AF6
     02-25-36          4.92        1,865,000              1,765,083
Countrywide Asset-Backed Ctfs
   Series 2006-4 Cl 1A1M
     07-25-36          5.34        4,398,774(b)           4,403,503
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
     06-20-31          5.78        5,575,000(d,n)         5,562,805
Long Beach Auto Receivables Trust
   Series 2004-C Cl A3 (FSA)
     09-15-09          3.40        5,140,396(n)           5,098,862
Metris Master Trust
   Series 2004-2 Cl D
     10-20-10          8.33        1,200,000(b,d)         1,210,512

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
ASSET-BACKED (CONT.)
Metris Master Trust
   Series 2005-1A Cl D
     03-21-11          6.98%     $ 1,375,000(b,d)    $    1,377,452
Morgan Stanley Auto Loan Trust
   Series 2004-HB2 Cl A3
     03-16-09          2.94        5,632,086              5,529,153
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2
     07-25-11          5.88        8,875,000(e,l)         2,335,447
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
     06-25-35          4.49        3,615,000              3,532,078
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
     02-25-36          5.57        4,670,000              4,636,329
Residential Asset Securities
   Series 2006-KS1 Cl A2
     02-25-36          5.22        7,225,000(b)           7,229,516
WFS Financial Owner Trust
   Series 2004-1 Cl D
     08-22-11          3.17          698,364                683,791
                                                     --------------
Total                                                    73,846,540
-------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (11.6%)(f)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
     11-10-42          5.04        4,850,000              4,704,330
Banc of America Commercial Mtge
   Series 2005-6 Cl A4
     09-10-47          5.35        8,025,000              7,687,512
Banc of America Large Loan
   Series 2005-BOCA Cl A1
     12-15-16          5.20        3,755,787(b,d)         3,756,407
Banc of America Large Loan
   Series 2005-BOCA Cl A2
     12-15-16          5.25        5,200,000(b,d)         5,202,266

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
1 - RIVERSOURCE DIVERSIFIED BOND FUND - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Banc of America Large Loan
   Series 2006-LAQ Cl E
     02-09-21          5.46%     $ 3,350,000(b,d)    $    3,354,298
Banc of America Large Loan
   Series 2006-LAQ Cl F
     02-09-21          5.52        3,750,000(b,d)         3,754,805
Banc of America Large Loan
   Series 2006-LAQ Cl G
     02-09-21          5.61        2,625,000(b,d)         2,628,357
Bear Stearns Commercial Mtge Securities
   Series 2003-T10 Cl A1
     03-13-40          4.00        2,816,232              2,682,686
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
     12-11-40          5.41        6,450,000              6,242,495
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
     10-12-42          5.30        3,200,000              3,001,888
California State Teachers' Retirement System Trust
   Series 2002-C6 Cl A3
     11-20-14          4.46       11,791,695(d)          11,415,390
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
     11-15-30          5.68        6,250,000              6,258,804
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
     09-20-51          4.15        9,157,148(d)           8,926,911
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1
     07-15-44          5.40        3,050,000              2,969,440
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A
     02-05-19          5.37        2,550,000(b,d)         2,549,786
Credit Suisse Mtge Capital Ctfs
   Series 2006-C1 Cl A2
     02-15-39          5.51          925,000                919,756
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
     03-15-39          5.85        5,000,000              4,962,040
CS First Boston Mtge Securities
   Series 2002-CKS4 Cl A1
     11-15-36          4.49        6,437,304              6,230,075
CS First Boston Mtge Securities
   Series 2005-C5 Cl A2
     08-15-38          5.10        3,050,000              2,984,516
Federal Natl Mtge Assn #385683
     02-01-13          4.83        6,246,486              5,981,452
Federal Natl Mtge Assn #385815
     01-01-13          4.77        7,350,747              7,039,757
Federal Natl Mtge Assn #387166
     11-01-11          4.33        4,454,727              4,205,689
Federal Natl Mtge Assn #555806
     10-01-13          5.11          531,606                514,820
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
     03-10-40          4.12        6,250,000              5,967,313
GE Capital Commercial Mtge
   Series 2005-C3 Cl A1
     07-10-45          4.59        5,773,968              5,636,480

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
General Electric Capital Assurance
   Series 2003-1 Cl A3
     05-12-35          4.77%     $10,350,000(d)      $    9,976,239
GMAC Commercial Mtge Securities
   Series 1999-C1 Cl B
     05-15-33          6.30        8,000,000              8,129,515
GMAC Commercial Mtge Securities
   Series 2005-C1 Cl A1
     05-10-43          4.21        4,465,214              4,336,584
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
     06-10-36          4.88        3,400,000              3,291,857
GS Mtge Securities II
   Series 2004-GG2 Cl A4
     08-10-38          4.96        5,900,000              5,729,809
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
     10-12-37          4.37        6,776,886              6,581,314
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A1
     07-12-37          4.39        6,996,728              6,696,358
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
     07-12-37          5.26       11,000,000             10,666,070
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
     10-15-37          4.13        4,518,935              4,299,790
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
     03-12-39          3.97        3,991,754              3,824,885
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
     01-12-37          4.18        4,000,000              3,826,497
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
     07-15-42          4.33        6,954,962              6,793,329
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP5 Cl A4
     12-15-44          5.34       10,825,000             10,380,834
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB14 Cl A4
     12-12-44          5.48        4,350,000              4,237,509
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6
     04-15-43          5.49        6,450,000              6,329,592
LB-UBS Commercial Mtge Trust
   Series 2002-C2 Cl A3
     06-15-26          5.39       10,150,000             10,077,091
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A4
     09-15-26          4.56        7,000,000              6,712,066
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A5
     09-15-31          4.85        6,000,000              5,732,405
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
     03-15-29          3.97        4,475,000              4,119,461
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
     12-15-29          4.20        8,100,000              7,759,881

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl A2
     09-15-30          4.89%     $ 6,100,000         $    5,937,984
LB-UBS Commercial Mtge Trust
   Series 2006-C3 Cl AAB
     03-15-39          5.64        5,950,000              5,909,302
Merrill Lynch Mtge Trust
   Series 2005-MCP1 Cl A1
     06-12-43          4.22        5,583,813              5,436,954
Merrill Lynch Mtge Trust
   Series 2006-C1 Cl A4
     05-12-39          5.84        3,600,000              3,592,571
Morgan Stanley Capital I
   Series 2003-IQ4 Cl A1
     05-15-40          3.27        4,829,241              4,576,360
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
     06-13-41          4.34        4,550,000              4,384,458
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
     04-14-40          4.59        4,950,000              4,694,382
Morgan Stanley Capital I
   Series 2005-IQ10 Cl A4A
     09-15-42          5.23        6,125,000              5,859,844
Morgan Stanley Capital I
   Series 2005-T19
     06-12-47          4.85        9,125,000              8,693,560
Morgan Stanley, Dean Witter Capital I
   Series 2002-TOP7 Cl A2
     01-15-39          5.98       15,235,000             15,408,876
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
     02-11-36          3.67        5,607,155              5,314,089
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
     07-15-42          5.09        4,642,000              4,507,146
Wachovia Bank Commercial Mtge Trust
   Series 2005-C21 Cl A4
     10-15-44          5.37        6,250,000              5,998,579
Wachovia Bank Commercial Mtge Trust
   Series 2006-C25
     05-15-43          5.94        4,225,000              4,241,900
                                                     --------------
Total                                                   333,634,364
-------------------------------------------------------------------

MORTGAGE-BACKED (44.8%)(f,o)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
     03-25-36          5.73        9,965,063(m)           9,893,529
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-3 Cl 7A1
     07-25-35          5.08        5,246,076(m)           5,165,759
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
     03-25-36          5.98       11,341,290(m)          11,271,201
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-A Cl 3A2
     02-20-36          5.95        8,000,493(m)           7,989,133

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
2 - RIVERSOURCE DIVERSIFIED BOND FUND - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Banc of America Mtge Securities
   Collateralized Mtge Obligation
   Series 2004-E Cl B1
     06-25-34          4.03%     $ 2,921,827(m)      $    2,961,301
Banc of America Mtge Securities
   Collateralized Mtge Obligation
   Series 2004-F Cl B1
     07-25-34          4.13        7,073,944(m)           6,886,343
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 1A1
     01-25-34          6.00        8,195,311              8,064,432
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
     01-25-19          4.75        4,507,173              4,281,815
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2004-3 Cl 1A1
     04-25-34          6.00       10,142,064             10,040,643
Chaseflex Trust
   Collateralized Mtge Obligation
   Series 2005-2 Cl 2A2
     06-25-35          6.50        2,527,342              2,540,770
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11T1 Cl A1
     07-25-18          4.75        5,000,287              4,750,273
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
     11-25-35          5.50        7,018,614              6,927,549
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 3A7
     11-25-35          5.50        7,113,505              7,021,352
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
     12-25-35          5.50       12,322,402             12,173,833
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
     04-25-35          7.50        6,869,694              7,013,527
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-85CB Cl 2A2
     02-25-36          5.50        3,321,791              3,279,113
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
     05-25-36          6.00        8,400,000              8,423,625
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
     03-25-36          6.00       10,364,837             10,205,604
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2004-12 Cl 1M
     08-25-34          4.58        4,710,204(m)           4,547,815

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
     06-25-35          7.00%     $ 8,966,306(d)      $    9,157,243
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
     03-20-36          5.41        4,953,766(m)           4,890,407
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2004-AR5 Cl CB1
     06-25-34          4.44        4,530,848(m)           4,372,913
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
     01-25-36          7.00       12,226,678             12,332,159
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-8 Cl 7A1
     09-25-35          7.00       12,820,154             12,924,319
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2003-29 Cl 8A1
     11-25-18          6.00        2,907,221              2,877,711
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
     08-19-45          6.38       79,306,656(l)           1,065,683
Federal Home Loan Mtge Corp #170216
     03-01-17          8.50           10,379                 11,054
Federal Home Loan Mtge Corp #275036
     07-01-16          8.00               99                    104
Federal Home Loan Mtge Corp #284190
     01-01-17          8.00              985                  1,039
Federal Home Loan Mtge Corp #290970
     04-01-17          8.00           14,809                 15,576
Federal Home Loan Mtge Corp #295114
     06-01-17          8.50            3,967                  4,225
Federal Home Loan Mtge Corp #540861
     09-01-19          8.50           35,311                 37,753
Federal Home Loan Mtge Corp #A00304
     04-01-21          9.00           77,433                 83,101
Federal Home Loan Mtge Corp #B11835
     01-01-19          5.50          635,686                626,860
Federal Home Loan Mtge Corp #C00103
     03-01-22          8.50          157,724                169,369
Federal Home Loan Mtge Corp #C00144
     08-01-22          8.50          145,715                156,639
Federal Home Loan Mtge Corp #C00356
     08-01-24          8.00          509,644                541,941
Federal Home Loan Mtge Corp #C00666
     10-01-28          7.00           61,808                 63,459
Federal Home Loan Mtge Corp #C53878
     12-01-30          5.50        2,045,262              1,981,379
Federal Home Loan Mtge Corp #C62993
     01-01-32          6.50        1,426,892              1,448,045
Federal Home Loan Mtge Corp #C63552
     01-01-32          6.50        1,943,807              1,981,402

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #C64703
     03-01-32          6.50%     $ 1,152,381         $    1,174,477
Federal Home Loan Mtge Corp #C67723
     06-01-32          7.00        1,053,812              1,084,394
Federal Home Loan Mtge Corp #C78031
     04-01-33          5.50       10,702,822             10,367,183
Federal Home Loan Mtge Corp #C79930
     06-01-33          5.50        9,677,405              9,363,167
Federal Home Loan Mtge Corp #C90767
     12-01-23          6.00        9,365,186              9,349,663
Federal Home Loan Mtge Corp #D96300
     10-01-23          5.50        6,024,535              5,881,201
Federal Home Loan Mtge Corp #E01127
     02-01-17          6.50        1,577,773              1,601,589
Federal Home Loan Mtge Corp #E01419
     05-01-18          5.50        5,319,089              5,248,401
Federal Home Loan Mtge Corp #E79810
     11-01-14          7.50        1,344,317              1,405,423
Federal Home Loan Mtge Corp #E90216
     05-01-17          6.00        1,740,692              1,753,755
Federal Home Loan Mtge Corp #E98725
     08-01-18          5.00       12,077,927             11,693,339
Federal Home Loan Mtge Corp #E99684
     10-01-18          5.00       11,932,446             11,552,136
Federal Home Loan Mtge Corp #G00286
     02-01-25          8.00          192,605                204,810
Federal Home Loan Mtge Corp #G01108
     04-01-30          7.00        3,967,613              4,070,208
Federal Home Loan Mtge Corp #G01441
     07-01-32          7.00        3,572,973              3,665,863
Federal Home Loan Mtge Corp #G01535
     04-01-33          6.00       12,220,789             12,154,367
Federal Home Loan Mtge Corp #G11302
     07-01-17          7.00        4,248,753              4,361,989
Federal Home Loan Mtge Corp #G12099
     06-01-13          4.50        4,310,000              4,116,954
Federal Home Loan Mtge Corp #G12101
     11-01-18          5.00        3,963,904              3,836,623
Federal Home Loan Mtge Corp #G30225
     02-01-23          6.00       12,482,082             12,464,552
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
     01-15-18          6.50        4,520,631              4,606,550
     03-15-22          7.00        1,110,095              1,110,095
     02-15-33          5.50       11,714,831             11,684,036
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
     02-15-14         17.16        3,622,204(l)             202,806
     10-15-22         14.56        7,973,297(l)             449,673
Federal Natl Mtge Assn
     06-01-21          5.50          500,000(e)             492,344
     06-01-21          6.00        6,000,000(e)           6,035,628
     06-01-36          6.50      135,000,000(e)         136,181,251
     06-01-36          7.00       19,500,000(e)          19,975,314
Federal Natl Mtge Assn #125479
     04-01-27          7.50          299,895                311,451
Federal Natl Mtge Assn #190899
     04-01-23          8.50          554,278                584,998

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
3 - RIVERSOURCE DIVERSIFIED BOND FUND - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #190944
     05-01-24          6.00%     $ 6,909,689         $    6,862,163
Federal Natl Mtge Assn #190988
     06-01-24          9.00          472,575                505,064
Federal Natl Mtge Assn #231309
     09-01-23          6.50          161,542                163,655
Federal Natl Mtge Assn #231310
     09-01-23          6.50          401,888                407,145
Federal Natl Mtge Assn #250330
     09-01-25          8.00          337,632                358,872
Federal Natl Mtge Assn #250495
     03-01-26          7.00          756,395                777,008
Federal Natl Mtge Assn #250765
     12-01-26          8.00          281,076                298,945
Federal Natl Mtge Assn #251116
     08-01-27          8.00          332,942                354,301
Federal Natl Mtge Assn #252498
     06-01-29          7.00            7,216                  7,410
Federal Natl Mtge Assn #252982
     01-01-30          8.00          252,229                268,078
Federal Natl Mtge Assn #253883
     08-01-16          6.00        3,782,254              3,808,028
Federal Natl Mtge Assn #254236
     03-01-17          6.50        2,234,689              2,274,505
Federal Natl Mtge Assn #254383
     06-01-32          7.50          497,571                516,130
Federal Natl Mtge Assn #254802
     07-01-18          4.50        3,490,350              3,313,586
Federal Natl Mtge Assn #254916
     09-01-23          5.50       12,026,945             11,731,908
Federal Natl Mtge Assn #255788
     06-01-15          5.50        3,870,671              3,824,830
Federal Natl Mtge Assn #268071
     01-01-24          6.50          111,494                112,953
Federal Natl Mtge Assn #303226
     02-01-25          8.00          158,868                168,743
Federal Natl Mtge Assn #313049
     08-01-11          8.50        1,248,331              1,277,507
Federal Natl Mtge Assn #323933
     09-01-29          7.00        4,791,654              4,920,622
Federal Natl Mtge Assn #408207
     01-01-28          6.50          172,962                175,943
Federal Natl Mtge Assn #455791
     01-01-29          6.50          544,809                552,334
Federal Natl Mtge Assn #489888
     05-01-29          6.50        2,601,388              2,637,145
Federal Natl Mtge Assn #496029
     01-01-29          6.50        3,578,570              3,628,892
Federal Natl Mtge Assn #50700
     03-01-08          7.00          906,877                914,136
Federal Natl Mtge Assn #545008
     06-01-31          7.00        3,036,721              3,129,487
Federal Natl Mtge Assn #545342
     04-01-13          7.00        3,004,365              3,028,412
Federal Natl Mtge Assn #545684
     05-01-32          7.50          411,822                427,445
Federal Natl Mtge Assn #545869
     07-01-32          6.50        2,688,297              2,726,786
Federal Natl Mtge Assn #545885
     08-01-32          6.50        4,729,592              4,796,090

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #545910
     08-01-17          6.00%     $ 6,073,741         $    6,124,639
Federal Natl Mtge Assn #555343
     08-01-17          6.00        6,059,108              6,100,363
Federal Natl Mtge Assn #555375
     04-01-33          6.00       28,539,532             28,351,580
Federal Natl Mtge Assn #555458
     05-01-33          5.50       24,579,648             23,757,951
Federal Natl Mtge Assn #555734
     07-01-23          5.00        9,290,864              8,858,890
Federal Natl Mtge Assn #555740
     08-01-18          4.50       11,960,754             11,357,109
Federal Natl Mtge Assn #555794
     09-01-28          7.50        1,046,412              1,086,087
Federal Natl Mtge Assn #567840
     10-01-30          7.00        1,636,833              1,680,889
Federal Natl Mtge Assn #587859
     12-01-16          5.50        5,797,420              5,726,088
Federal Natl Mtge Assn #597374
     09-01-31          7.00          871,605                899,219
Federal Natl Mtge Assn #606882
     10-01-31          7.00        1,122,353              1,151,838
Federal Natl Mtge Assn #634650
     04-01-32          7.50          264,095                273,945
Federal Natl Mtge Assn #638969
     03-01-32          5.50        1,586,573              1,536,061
Federal Natl Mtge Assn #643362
     04-01-17          6.50          967,033                984,263
Federal Natl Mtge Assn #646147
     06-01-32          7.00        2,832,613              2,921,191
Federal Natl Mtge Assn #646446
     06-01-17          6.50        1,336,109              1,359,915
Federal Natl Mtge Assn #649068
     06-01-17          6.50        2,324,322              2,371,814
Federal Natl Mtge Assn #649263
     08-01-17          6.50        2,431,398              2,483,169
Federal Natl Mtge Assn #654208
     10-01-32          6.50        2,424,308              2,452,460
Federal Natl Mtge Assn #654682
     10-01-32          6.00        1,482,478              1,469,169
Federal Natl Mtge Assn #654689
     11-01-32          6.00        1,731,970              1,716,137
Federal Natl Mtge Assn #656908
     09-01-32          6.50        2,380,428              2,419,681
Federal Natl Mtge Assn #662061
     09-01-32          6.50        1,963,367              1,986,166
Federal Natl Mtge Assn #667787
     02-01-18          5.50        2,177,052              2,148,031
Federal Natl Mtge Assn #670382
     09-01-32          6.00       13,072,853             12,954,586
Federal Natl Mtge Assn #670387
     08-01-32          7.00        1,717,950              1,763,965
Federal Natl Mtge Assn #678028
     09-01-17          6.00        6,557,181              6,601,827
Federal Natl Mtge Assn #678065
     02-01-33          6.50          522,226                530,078
Federal Natl Mtge Assn #678937
     01-01-18          5.50        3,482,775              3,440,075
Federal Natl Mtge Assn #678941
     02-01-18          5.50        4,378,406              4,324,813

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #678944
     01-01-18          5.50%     $ 2,068,652         $    2,043,310
Federal Natl Mtge Assn #679095
     04-01-18          5.00        6,260,421              6,063,927
Federal Natl Mtge Assn #680961
     01-01-33          6.00          723,097                717,761
Federal Natl Mtge Assn #681400
     03-01-18          5.50        6,161,083              6,084,322
Federal Natl Mtge Assn #682825
     01-01-33          6.00        2,354,414              2,333,114
Federal Natl Mtge Assn #683274
     02-01-18          5.50        3,056,820              3,018,452
Federal Natl Mtge Assn #684586
     03-01-33          6.00        4,023,249              3,989,230
Federal Natl Mtge Assn #686172
     02-01-33          6.00        3,147,699              3,119,223
Federal Natl Mtge Assn #686528
     02-01-33          6.00        4,123,253              4,093,802
Federal Natl Mtge Assn #687051
     01-01-33          6.00       12,013,040             11,861,057
Federal Natl Mtge Assn #689093
     07-01-28          5.50        3,897,378              3,773,298
Federal Natl Mtge Assn #694628
     04-01-33          5.50        7,584,182              7,340,906
Federal Natl Mtge Assn #694795
     04-01-33          5.50        9,217,397              8,921,338
Federal Natl Mtge Assn #694988
     03-01-33          5.50       13,381,468             12,944,862
Federal Natl Mtge Assn #695202
     03-01-33          6.50        5,002,849              5,056,196
Federal Natl Mtge Assn #695220
     04-01-33          5.50        1,981,157              1,915,363
Federal Natl Mtge Assn #695385
     03-01-18          5.50        7,400,867              7,307,977
Federal Natl Mtge Assn #695909
     05-01-18          5.50        2,803,484              2,768,100
Federal Natl Mtge Assn #697843
     04-01-18          5.00        2,565,772              2,486,331
Federal Natl Mtge Assn #699424
     04-01-33          5.50        5,280,324              5,110,946
Federal Natl Mtge Assn #702427
     04-01-33          5.50        4,966,776              4,807,367
Federal Natl Mtge Assn #704049
     05-01-18          5.50        3,333,172              3,290,865
Federal Natl Mtge Assn #709901
     06-01-18          5.00        6,701,681              6,494,154
Federal Natl Mtge Assn #710823
     05-01-33          5.50          774,387                749,546
Federal Natl Mtge Assn #712057
     07-01-18          4.50        4,278,049              4,061,392
Federal Natl Mtge Assn #720006
     07-01-33          5.50       10,490,805             10,142,406
Federal Natl Mtge Assn #720070
     07-01-23          5.50        2,976,432              2,903,416
Federal Natl Mtge Assn #720378
     06-01-18          4.50        7,155,033              6,792,675
Federal Natl Mtge Assn #723687
     08-01-28          5.50        4,544,089              4,399,419
Federal Natl Mtge Assn #725232
     03-01-34          5.00       26,057,496             24,546,442

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
4 - RIVERSOURCE DIVERSIFIED BOND FUND - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725425
     04-01-34          5.50%     $29,062,036         $   28,114,024
Federal Natl Mtge Assn #725684
     05-01-18          6.00       12,708,390             12,790,300
Federal Natl Mtge Assn #725719
     07-01-33          4.84        7,827,392(m)           7,600,789
Federal Natl Mtge Assn #725737
     08-01-34          4.53        5,856,584(m)           5,800,829
Federal Natl Mtge Assn #725813
     12-01-33          6.50       13,087,491             13,227,048
Federal Natl Mtge Assn #730153
     08-01-33          5.50        1,427,948              1,380,526
Federal Natl Mtge Assn #735057
     01-01-19          4.50       12,344,064             11,718,914
Federal Natl Mtge Assn #738921
     11-01-32          6.50          982,768                996,193
Federal Natl Mtge Assn #743262
     10-01-18          5.00        4,171,146              4,041,188
Federal Natl Mtge Assn #747642
     11-01-28          5.50        2,942,144              2,848,475
Federal Natl Mtge Assn #747784
     10-01-18          4.50        2,660,106              2,525,388
Federal Natl Mtge Assn #747786
     10-01-18          6.00        2,178,956              2,193,708
Federal Natl Mtge Assn #753074
     12-01-28          5.50        9,073,199              8,784,336
Federal Natl Mtge Assn #753091
     12-01-33          5.50        5,164,004              4,992,508
Federal Natl Mtge Assn #753919
     12-01-33          4.94        7,012,111(m)           6,795,494
Federal Natl Mtge Assn #759342
     01-01-34          6.50        2,123,648              2,153,257
Federal Natl Mtge Assn #765183
     01-01-19          5.50          732,986                723,385
Federal Natl Mtge Assn #765759
     12-01-18          5.00        5,120,381              4,959,669
Federal Natl Mtge Assn #765761
     02-01-19          5.00        2,130,270              2,063,407
Federal Natl Mtge Assn #766641
     03-01-34          5.00        7,621,037              7,170,364
Federal Natl Mtge Assn #776962
     04-01-29          5.00       18,825,164             17,729,466
Federal Natl Mtge Assn #779327
     06-01-34          4.56        4,796,838(m)           4,665,162
Federal Natl Mtge Assn #804442
     12-01-34          6.50        2,167,923              2,188,353
Federal Natl Mtge Assn #811925
     04-01-35          4.93        7,162,413(m)           7,037,366
Federal Natl Mtge Assn #821378
     05-01-35          5.03        7,189,832(m)           7,105,813
Federal Natl Mtge Assn #837258
     09-01-35          4.91        3,211,531(m)           3,177,489
Federal Natl Mtge Assn #845070
     12-01-35          5.10        7,624,896(m)           7,512,423
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
     01-25-36          8.73       16,463,885(l)           4,596,238

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24
     12-25-12         13.29%     $ 2,545,983(l)      $      106,613
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71
     12-25-31         10.63        3,671,491(l)             767,399
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84
     12-25-22          9.25          962,114(l)             159,767
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Principal Only
     09-01-18          5.63           23,435(q)              19,464
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133
     12-25-26          8.00        4,353,158              4,622,322
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA2 Cl 2A1
     04-25-35          5.40        6,894,978              6,855,401
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA3 Cl 3A1
     05-25-35          5.38        6,593,281              6,516,799
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA4 Cl B1
     06-25-35          5.37          723,774                737,352
Govt Natl Mtge Assn #345538
     02-15-24          8.00          174,997                186,617
Govt Natl Mtge Assn #398831
     08-15-26          8.00          200,813                214,446
Govt Natl Mtge Assn #423782
     05-15-26          7.50          528,099                554,236
Govt Natl Mtge Assn #425004
     10-15-33          5.50        4,113,045              4,004,443
Govt Natl Mtge Assn #426170
     06-15-26          8.00          156,590                167,221
Govt Natl Mtge Assn #595256
     12-15-32          6.00        7,980,764              7,960,326
Govt Natl Mtge Assn #604580
     08-15-33          5.00        4,636,374              4,411,782
Govt Natl Mtge Assn #604708
     10-15-33          5.50       11,972,219             11,656,101
Govt Natl Mtge Assn #606844
     09-15-33          5.00       11,426,959             10,873,422
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-70 Cl IC
     08-20-32          9.64       10,712,042(l)           2,183,010

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-80
     01-20-32          5.46%     $ 2,189,008(l)      $      306,005
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-3 Cl B1
     05-19-34          4.38        4,191,707(m)           4,049,345
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
     01-19-36          5.42           45,954(m)              45,939
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-3 Cl B1
     06-19-36          6.40        4,262,000(m)           4,269,991
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR8 Cl AX1
     04-25-35          4.50      184,758,965(l)           1,934,195
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-AR25 Cl 1A21
     12-25-35          5.90        7,917,022(m)           7,859,191
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-AR3 Cl 3A1
     04-25-35          5.32        3,660,511(m)           3,620,903
Lehman XS Net Interest Margin Nts
   Collateralized Mtge Obligation
   Series 2006-2N Cl A1
     02-27-46          7.00        1,927,782(d)           1,928,385
Master Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2004-5 Cl B1
     07-25-34          4.39        5,579,996(m)           5,447,081
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
     02-25-19          5.00        7,279,777              7,063,655
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 2A1
     05-25-34          6.00        4,228,769              4,196,249
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
     08-25-19          5.00        5,751,096              5,595,701
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
     09-25-19          5.00        7,942,395              7,730,889
Rali NIM
   Collateralized Mtge Obligation
   Series 2006-QO4 Cl N1
     04-25-46          6.05        2,721,000(d)           2,721,000

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
5 - RIVERSOURCE DIVERSIFIED BOND FUND - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QS3 Cl 1A10
     03-25-36          6.00%     $ 7,324,563         $    7,322,819
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-3AC Cl B1
     03-25-34          4.93        5,541,750(m)           5,430,471
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-5 Cl B1
     05-25-34          4.59        5,570,204(m)           5,381,708
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
     10-25-33          5.50       16,266,037             15,542,001
TBW Mtge Backed Pass Through Ctfs
   Collateralized Mtge Obligation
   Series 2006-2 Cl 6A1
     07-25-36          7.00       12,494,709             12,596,647
Washington Mutual Alternative Mtge Loan Trust
   Pass-Through Ctfs
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR1 Cl X2
     12-25-35          7.10       66,147,365(l)             710,567
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
     10-25-33          4.07        9,025,000(m)           8,700,485
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
     07-25-19          4.50        5,196,670              4,917,505
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB4 Cl 22A
     12-25-19          6.00        4,409,334              4,383,408
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
     12-25-45          5.27        5,509,727(m)           5,513,541
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
     10-25-35          5.00       19,365,864             18,282,539
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
     05-25-35          5.50       13,777,408             13,191,868
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-AR1 Cl 1A1
     02-25-35          4.55          166,212(m)             161,617
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-AR16 Cl 6A3
     10-25-35          5.00        8,351,789(m)           8,144,414
                                                     --------------
Total                                                 1,281,038,509
-------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
AEROSPACE & DEFENSE (0.1%)
DRS Technologies
     02-01-16          6.63%     $   825,000         $      800,250
L-3 Communications
     06-15-12          7.63          670,000                686,750
                                                     --------------
Total                                                     1,487,000
-------------------------------------------------------------------

AUTOMOTIVE (0.1%)
GMAC
     08-28-07          6.13        2,960,000              2,896,744
     09-15-11          6.88          575,000                540,167
                                                     --------------
Total                                                     3,436,911
-------------------------------------------------------------------

BANKING (1.4%)
Banknorth Group
   Sr Nts
     05-01-08          3.75        7,330,000              7,103,356
Popular North America
   Sr Nts
     10-01-08          3.88       18,042,000             17,291,110
Sovereign Bank
   Sub Nts
     03-15-13          5.13        5,670,000              5,376,833
Washington Mutual Bank
   Sub Nts
     08-15-14          5.65       11,110,000             10,750,925
                                                     --------------
Total                                                    40,522,224
-------------------------------------------------------------------

BROKERAGE (0.3%)
LaBranche & Co
   Sr Nts
     05-15-12         11.00          935,000              1,026,163
Merrill Lynch & Co
     05-16-16          6.05        7,830,000              7,795,258
                                                     --------------
Total                                                     8,821,421
-------------------------------------------------------------------

CHEMICALS (0.1%)
Airgas
     10-01-11          9.13        1,500,000              1,575,000
Chemtura
     06-01-16          6.88          300,000                291,000
MacDermid
     07-15-11          9.13          575,000                603,031
                                                     --------------
Total                                                     2,469,031
-------------------------------------------------------------------

ELECTRIC (3.3%)
Aquila Canada Finance
     06-15-11          7.75          960,000(c)           1,000,800
Arizona Public Service
     03-01-12          6.50        1,360,000              1,380,463
     05-15-15          4.65        8,355,000              7,441,356
CMS Energy
   Sr Nts
     01-15-09          7.50        1,275,000              1,290,938
Consumers Energy
   1st Mtge
     02-15-12          5.00        1,950,000              1,851,346
     02-15-17          5.15        5,255,000              4,848,421
Consumers Energy
   1st Mtge Series H
     02-17-09          4.80        7,750,000              7,543,175

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
ELECTRIC (CONT.)
Detroit Edison
   Secured
     02-15-15          4.80%     $ 2,545,000         $    2,337,789
DPL
   Sr Nts
     09-01-11          6.88        2,755,000              2,857,657
Dynegy Holdings
     05-15-18          7.13           80,000                 71,200
Dynegy Holdings
   Sr Unsecured
     05-01-16          8.38          315,000(d)             313,425
Edison Mission Energy
   Sr Nts
     06-15-13          7.50          720,000(d,e)           712,800
Exelon
     06-15-10          4.45       12,880,000             12,284,441
IPALCO Enterprises
   Secured
     11-14-08          8.38          400,000                416,000
     11-14-11          8.63        3,680,000              3,946,800
Metropolitan Edison
   Sr Nts
     03-15-10          4.45        3,525,000              3,361,662
Midwest Generation LLC
   Series B
     01-02-16          8.56          174,436                187,083
NRG Energy
     02-01-14          7.25          695,000                695,000
Ohio Edison
     06-15-09          5.65        8,670,000(d)           8,613,297
Ohio Edison
   Sr Nts
     05-01-15          5.45        1,195,000              1,140,973
PacifiCorp
   1st Mtge
     06-15-35          5.25        2,940,000              2,520,153
PSI Energy
     09-15-13          5.00        2,740,000              2,597,630
     10-15-35          6.12        8,670,000              8,173,945
Sierra Pacific Power
     05-15-16          6.00        3,525,000(d)           3,388,498
Southern California Edison
   1st Mtge
     04-01-35          5.75        3,540,000              3,259,905
Tampa Electric
     06-15-12          6.88        4,165,000              4,373,762
Virginia Electric & Power
   Sr Nts Series A
     03-01-13          4.75        6,340,000              5,917,090
Xcel Energy
   Sr Nts
     07-01-08          3.40        2,725,000              2,604,610
                                                     --------------
Total                                                    95,130,219
-------------------------------------------------------------------

ENTERTAINMENT (0.3%)
United Artists Theatre Circuit
     07-01-15          9.30        7,033,277(i)           7,314,608
-------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
6 - RIVERSOURCE DIVERSIFIED BOND FUND - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
FOOD AND BEVERAGE (1.8%)
Cadbury Schweppes US Finance LLC
     10-01-08          3.88%     $19,215,000(d)      $   18,466,364
Cott Beverages USA
     12-15-11          8.00        1,215,000              1,218,038
Kraft Foods
     06-01-12          6.25       16,286,000             16,561,641
Kraft Foods
   Sr Unsecured
     11-01-11          5.63       15,230,000             15,081,964
                                                     --------------
Total                                                    51,328,007
-------------------------------------------------------------------

GAMING (0.2%)
MGM MIRAGE
     10-01-09          6.00          670,000                656,600
MGM MIRAGE
   Sr Nts
     02-27-14          5.88          720,000                665,100
Mohegan Tribal Gaming Authority
     02-15-15          6.88          365,000                348,575
Mohegan Tribal Gaming Authority
   Sr Nts
     02-15-13          6.13          540,000                513,675
Mohegan Tribal Gaming Authority
   Sr Sub Nts
     04-01-12          8.00          750,000                768,750
Station Casinos
   Sr Sub Nts
     03-01-16          6.88        2,230,000              2,154,738
                                                     --------------
Total                                                     5,107,438
-------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
NiSource Finance
     11-15-10          7.88        3,965,000              4,259,782
-------------------------------------------------------------------

GAS PIPELINES (0.6%)
ANR Pipeline
     03-15-10          8.88          875,000                926,266
Colorado Interstate Gas
   Sr Nts
     03-15-15          5.95          470,000                439,002
     11-15-15          6.80          830,000(d)             834,150
Consolidated Natural Gas
   Sr Nts
     04-15-11          6.85        2,830,000              2,937,398
Southern Natural Gas
     03-15-10          8.88          875,000                926,266
Southern Star Central
     03-01-16          6.75        1,175,000(d)           1,145,625
Southern Star Central Gas Pipeline
     06-01-16          6.00        5,610,000(d)           5,518,837
Transcontinental Gas Pipe Line
   Series B
     08-15-11          7.00        1,915,000              1,965,269
Transcontinental Gas Pipe Line
   Sr Nts
     04-15-16          6.40        1,130,000(d)           1,107,400
Williams Companies
   Sr Nts
     07-15-19          7.63          535,000                552,388
                                                     --------------
Total                                                    16,352,601
-------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
HEALTH CARE (0.6%)
Cardinal Health
     07-15-08          6.25%     $ 1,595,000         $    1,610,759
     06-15-15          4.00        8,434,000              7,218,213
     12-15-17          5.85        6,235,000              6,002,416
Omnicare
   Sr Sub Nts
     12-15-13          6.75        1,105,000              1,071,850
Triad Hospitals
   Sr Nts
     05-15-12          7.00        1,285,000              1,273,756
                                                     --------------
Total                                                    17,176,994
-------------------------------------------------------------------

HEALTH CARE INSURANCE (0.6%)
UnitedHealth Group
   Sr Unsecured
     03-15-11          5.25        4,760,000              4,651,520
     03-15-15          4.88        9,970,000              9,167,544
     03-15-16          5.38        3,205,000              3,037,593
                                                     --------------
Total                                                    16,856,657
-------------------------------------------------------------------

INDEPENDENT ENERGY (0.2%)
Chesapeake Energy
     08-15-17          6.50          465,000                439,425
Encore Acquisition
   Sr Sub Nts
     04-15-14          6.25          570,000                522,975
Pioneer Natural Resources
     05-01-18          6.88        2,675,000              2,581,937
Pioneer Natural Resources
   Sr Nts
     07-15-16          5.88        1,150,000              1,045,230
                                                     --------------
Total                                                     4,589,567
-------------------------------------------------------------------

INTEGRATED ENERGY (--%)
Denbury Resources
   Sr Sub Nts
     12-15-15          7.50          100,000                101,500

MEDIA CABLE (0.7%)
Comcast
     06-15-16          4.95       22,340,000             20,037,975
DIRECTV Holdings LLC/Financing
   Sr Nts
     03-15-13          8.38          406,000                429,345
Videotron Ltee
     01-15-14          6.88          530,000(c)             515,425
                                                     --------------
Total                                                    20,982,745
-------------------------------------------------------------------

MEDIA NON CABLE (0.7%)
Dex Media West LLC/Finance
   Sr Nts Series B
     08-15-10          8.50          560,000                579,600
Emmis Operating
   Sr Sub Nts
     05-15-12          6.88          240,000                235,200
Lamar Media
     01-01-13          7.25          375,000                371,719
     08-15-15          6.63          655,000                622,250
News America
     12-15-35          6.40       10,385,000(d)           9,581,585

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
MEDIA NON CABLE (CONT.)
Radio One
   Series B
     07-01-11          8.88%     $ 1,000,000         $    1,045,000
RR Donnelley & Sons
     05-15-15          5.50        7,440,000              6,902,877
Sun Media
     02-15-13          7.63          745,000(c)             759,900
                                                     --------------
Total                                                    20,098,131
-------------------------------------------------------------------

METALS (--%)
Peabody Energy
   Series B
     03-15-13          6.88          860,000                860,000
-------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Pride Intl
   Sr Nts
     07-15-14          7.38          495,000                506,138
-------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.9%)
Residential Capital
   Sr Unsecured
     06-30-10          6.38       20,710,000             20,443,504
Willis North America
     07-15-15          5.63        6,930,000              6,558,413
                                                     --------------
Total                                                    27,001,917
-------------------------------------------------------------------

PROPERTY & CASUALTY (0.4%)
Marsh & McLennan Companies
   Sr Unsecured
     09-15-15          5.75       11,810,000             11,288,470
-------------------------------------------------------------------

REITS (0.1%)
Brandywine Operating Partnership LP
     04-01-16          6.00        3,650,000              3,551,596
-------------------------------------------------------------------

RESTAURANTS (0.3%)
Yum! Brands
   Sr Nts
     04-15-11          8.88        4,185,000              4,683,454
     04-15-16          6.25        3,430,000              3,417,186
                                                     --------------
Total                                                     8,100,640
-------------------------------------------------------------------

RETAILERS (1.4%)
AutoNation
     04-15-14          7.00          370,000(d)             368,150
CVS
     09-15-09          4.00       10,170,000              9,659,161
     09-15-14          4.88        8,040,000              7,416,377
May Department Stores
     07-15-09          4.80       14,064,000             13,694,328
     07-15-34          6.70        6,070,000              5,978,816
United Auto Group
     03-15-12          9.63          715,000                755,219
Wal-Mart Stores
   Series C
     06-29-11          8.88        3,500,000              3,510,080
                                                     --------------
Total                                                    41,382,131
-------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
7 - RIVERSOURCE DIVERSIFIED BOND FUND - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
TRANSPORTATION SERVICES (0.2%)
Avis Budget Car Rental LLC/Finance
   Sr Nts
     05-15-14          7.63%     $   160,000(d)      $      160,800
Erac USA Finance
     11-15-15          5.90          375,000(d)             366,559
     11-01-16          6.20        5,860,000(d)           5,831,790
                                                     --------------
Total                                                     6,359,149
-------------------------------------------------------------------

WIRELESS (1.0%)
Nextel Communications
   Sr Nts Series F
     03-15-14          5.95        7,035,000              6,836,303
US Cellular
   Sr Nts
     12-15-33          6.70        2,875,000              2,690,425
Vodafone Group
     06-15-11          5.50       18,745,000(c)          18,396,962
                                                     --------------
Total                                                    27,923,690
-------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON      PRINCIPAL                VALUE(a)
                       RATE        AMOUNT
WIRELINES (4.1%)
BellSouth
     09-15-09          4.20%     $ 8,270,000         $    7,909,097
Deutsche Telekom Intl Finance
     03-23-11          5.38        7,555,000(c)           7,369,903
Embarq
     06-01-36          8.00        4,740,000              4,763,619
Qwest
     03-15-12          8.88        1,075,000              1,152,938
Qwest
   Sr Nts
     06-15-15          7.63          620,000                630,850
Telecom Italia Capital
     10-01-15          5.25        6,570,000(c)           6,008,324
     11-15-33          6.38       10,140,000(c)           9,244,161
TELUS
     06-01-11          8.00       28,424,000(c)          31,058,166
Valor Telecommunications Enterprises LLC/Finance
     02-15-15          7.75          110,000                113,300
Verizon Pennsylvania
   Series A
     11-15-11          5.65       50,820,000             49,526,123
                                                     --------------
Total                                                   117,776,481
-------------------------------------------------------------------

TOTAL BONDS
(Cost: $3,069,184,981)                               $2,988,943,078
-------------------------------------------------------------------

-------------------------------------------------------------------
OTHER (--%)
-------------------------------------------------------------------
ISSUER                                SHARES               VALUE(a)
Wayland Investment LLC             6,000,000(i,p)    $      558,900
-------------------------------------------------------------------

TOTAL OTHER
(Cost: $791,383)                                     $      558,900
-------------------------------------------------------------------

-------------------------------------------------------------------
SHORT-TERM SECURITIES (0.3%)(h)
-------------------------------------------------------------------
ISSUER               EFFECTIVE     AMOUNT                  VALUE(a)
                       YIELD     PAYABLE AT
                                  MATURITY
COMMERCIAL PAPER
Citibank Credit Card Dakota Nts
     06-01-06          5.08%     $ 7,300,000(k)      $    7,298,970
-------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $7,300,000)                                   $    7,298,970
-------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,077,276,364)(r)                            $2,996,800,948
===================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At May 31, 2006, the value of foreign securities represented 3.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $140,881,680 or 4.9% of net assets.

(e) At May 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $172,979,330.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)   At May 31, 2006, security was partially or fully on loan.

(h) Cash collateral received from security lending activity is invested in short-term securities.

(i) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at May 31, 2006, is as follows:

      SECURITY                                ACQUISITION                   COST
                                                 DATES
      --------------------------------------------------------------------------
      United Artists Theatre Circuit
          9.30% 2015                     12-08-95 thru 08-12-96       $6,825,338
      Wayland Investment LLC                    05-19-00                 791,383


--------------------------------------------------------------------------------
8 - RIVERSOURCE DIVERSIFIED BOND FUND - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

(j) Partially pledged as initial deposit on the following open interest rate futures contracts.

      TYPE OF SECURITY                                           NOTIONAL AMOUNT
      --------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Treasury Note, Sept. 2006, 10-year                       $137,100,000
      U.S. Long Bond, Sept. 2006, 20-year                             48,100,000

      SALE CONTRACTS
      U.S. Treasury Note, June 2006, 5-year                           51,100,000
      U.S. Treasury Note, Sept. 2006, 2-year                          60,000,000
      U.S. Treasury Note, Sept. 2006, 5-year                          14,000,000

(k) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $7,298,970 or 0.3% of net assets.

(l) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2006.

(m) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(n) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC - Ambac Assurance Corporation
      FGIC  - Financial Guaranty Insurance Company
      FSA   - Financial Security Assurance
      MBIA  - MBIA Insurance Corporation

(o) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at May 31, 2006:

      SECURITY                 PRINCIPAL    SETTLEMENT   PROCEEDS           VALUE
                                AMOUNT         DATE     RECEIVABLE
      ---------------------------------------------------------------------------
      Federal Natl Mtge Assn
      06-01-21 5.00%          $15,650,000    06-19-06    $15,112,031  $15,112,031
      06-01-36 5.00            28,000,000    06-13-06     26,390,000   26,258,736
      06-01-36 5.50            17,000,000    06-13-06     16,430,234   16,367,804
      06-01-36 6.00             4,000,000    06-13-06      3,957,500    3,950,000

(p) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions

(q) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at May 31, 2006.

(r) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $3,077,276,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $  4,172,000
Unrealized depreciation                                             (84,647,000)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(80,475,000)
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
9 - RIVERSOURCE DIVERSIFIED BOND FUND - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

                                                              S-6495-80 E (7/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 28, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          July 28, 2006